Putnam
High Income
Convertible
and Bond
Fund

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar, an independent rating agency, awarded Putnam High Income Convertible and Bond Fund a four-star rating -- out of a possible five -- as of February 28, 1998. Only 22.5% of fixed-income funds receive four stars.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

30 Financial statements

*Morningstar ratings are subject to change every month and are calculated from a fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate sales charge adjustments and a risk factor that reflects performance compared to 90-day Treasury bill monthly returns. The 1-year rating is calculated using the same methodology, but it is not a component of the overall rating. For the 3-, 5-, and 10-year periods ended 2/28/98, there were 143, 106, and 36 funds in the fixed-income category, and the fund received 3, 4, and 4 stars, respectively. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Although Putnam High Income Convertible and Bond Fund handily met its current income objective during the first half of fiscal 1998, it did so at some cost to total return. As your fund's managers explain in the following report, such an outcome was entirely understandable, given the current market for the stocks underlying many of the convertibles in your fund's portfolio.

In the pursuit of its objective, the fund invests mainly in the convertibles of high-quality but temporarily troubled companies -- just the companies that earnings-sensitive investors have been quick to punish in the current market environment. On a more positive note, many of these are companies with the potential for substantial rebounds down the road. Thus this is a time to counsel patience.

It is also an appropriate time to announce the addition of Jeffrey Kobylarz to your fund's management team. Jeffrey has been a member of Putnam's High-Yield Bond Group since 1993. Before joining Putnam, he was with Dean Witter InterCapital and W.R. Huff Asset Management. He has 11 years of investment industry experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Charles G. Pohl
Jeffrey J. Kobylarz

Putnam High Income Convertible and Bond Fund continued its string of positive returns in the first half of its 1998 fiscal year, the six months ended February 28, 1998, with a 4.20% total return at net asset value and a 13.59% return at market price. These results compare with a 7.82% return for the Merrill Lynch All Convertible Index and 6.21% for the First Boston High Yield Index. Given the continued strength of the U.S. stock market (the S&P 500(registered trademark) Index rose more than 17% during the period), your fund's relatively modest return at net asset value was to be expected. The fund's returns come primarily from income, which is enhanced when securities prices are trending lower or experiencing prolonged and widespread volatility. Please see pages 9 and 10 for more performance information.

* BIG YIELDS FROM CONVERTIBLES

In its pursuit of a high level of income, your fund focuses on the convertible bonds of high-quality companies that have temporarily fallen on hard times. Most successful companies eventually encounter a quarter or more of disappointing earnings. However, with the stock market now in its fourth year of strong consecutive gains and with valuations high, investors are quick to punish the securities of companies that fail to live up to Wall Street's expectations.

When a company's stock price tumbles, its convertible bonds usually are not far behind. Falling bond prices often can boost the yields of these fixed-income securities into double-digit territory. In addition to a high yield, we look for companies that are leaders in their respective industries, have a history of solid growth, and have very little debt outstanding. As the stock prices of these companies start to recover, their convertible bond prices also rise, although not as quickly. If the yield of a convertible holding moves outside our desired range, we begin to trim our position, although we generally retain some portion of the bonds to take advantage of possible price appreciation.

* TECHNOLOGY SECTOR OFFERS RENEWED OPPORTUNITY

Your fund's research and investment selections are designed to target individual companies, rather than economic sectors. Nevertheless, this fall, when the prices of technology stocks succumbed to investor concerns regarding the Asian financial crisis, we took notice. (Roughly 20% of all existing convertibles were issued by technology-related companies.)

One company purchased during the period was Micron Technology, a leading low-cost producer of dynamic random-access memory (DRAM) computer chips. DRAM prices had already fallen more than 80% when the Asian crisis unleashed the specter of stiffer competition from South Korean semiconductor companies. Micron announced lower-than-expected earnings for the first quarter of its 1998 fiscal year, and investors sent its stock and bond prices lower (consequently raising the yield on its convertible securities). The company has worked to diversify its product offerings and decrease its reliance on DRAM chips.

At the same time, Micron has cut costs substantially by improving its manufacturing process technology and by making smaller, thinner chips. We estimate that earnings growth will top 40% this year. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION (2/28/98)]

PORTFOLIO COMPOSITION (2/28/98)

Convertible securities               58.5%

Corporate high-yield bonds           33.1%

Preferred stocks                      3.0%

Common stocks, including warrants     1.3%

Other                                 4.1%

Footnote reads:
Based on total market value of assets. Composition will vary over time.

Apple Computer is another recent purchase. After a series of well-publicized management blunders, the company became among the most derided on Wall Street. Several changes in upper-level management left the company without a permanent CEO (Apple founder Steve Jobs has filled the post on an interim basis). We started buying into Apple's $600 million convertible issue this fall, when the company's stock price was in the $13 to $14 range. After a modest improvement in business, including the introduction of the super-fast Power
Macintosh G3, the company's stock price is once again over $20.

* HIGH-YIELD CORPORATE HOLDINGS PROVIDE HEALTHY GAINS

Your fund's corporate bond holdings tend to be more sensitive to stock market trends than its high-yielding convertibles, and the continued positive economic backdrop in the United States helped propel high-yield bond prices during the period. A record-breaking supply of new issues came to market but was easily absorbed by investors seeking higher yields than those available through government paper and investment-grade corporate bonds.

Although merger and acquisition activity soared, the percentage of new high-yield issues used for acquisition financing actually declined. Indeed, the typical high-yield issuer today has less debt on the books and is much less likely to default on payments of principal and interest than in the junk-bond heyday of the late 1980s and early 1990s. (The average default rate among high-yield issuers was 1.5% in 1997 versus more than 10% in 1992.)

One area of the high-yield market that helped drive fund performance during the period was telecommunications. Typical of this high-growth industry, many of the fund's telecom holdings were in the midst of launching personal communications systems in major U.S. metropolitan markets in 1997. During the infrastructure development stage, these often fledgling companies represent their greatest business risk, and their bonds are priced accordingly, with relatively high yields to attract investors.

[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

NovaCare, Inc., 5.5%, 2000
Health-care services

Softkey International, Inc., 5.5%, 2000
Computers

Micron Technology, Inc., 7.0%, 2004
Semiconductors

Integrated Device Technology, Inc., 5.5%, 2002
Semiconductors

Michael's Stores, Inc., 6.75%, 2003
Retail

[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS*

Transamerican Energy, stepped-coupon zeros, 2002
Oil and gas

Regal Cinemas, Inc., 8.50%, 2007
Motion picture distribution

NEXTEL Communications, Inc., stepped-coupon zeros, 2007
Cellular communications

ICG Holdings, Inc., stepped-coupon zeros, 2005
Satellite services

Adelphia Communications Corp., 9.50%, 2004
Cable television

*These combined holdings represent 14.5% of the fund's assets as of 2/28/98. Portfolio holdings will vary over time.

Nextel Communications is a good example. The company undertook a massive investment in its digital mobile network, which is expected to deliver wireless telephone, two-way dispatch, and paging services to approximately 85% of the U.S. population by the end of 1998. With more than one million subscribers to date, Nextel's potentially sizable position in the wireless market is all but guaranteed. Its securities enjoyed a substantial rally during the period.

* FUND FINDS CLEAR WATERS BUT FEWER PEARLS

The outlook for high-income convertibles and corporate bonds remains favorable in our view. Healthy economic activity in the United States, coupled with relatively low yields on U.S. Treasuries, should provide an excellent underpinning for both types of securities. While the economic crisis in Asia may claim more U.S. corporate victims -- providing the occasional opportunity for a high-yielding convertible -- companies in the high-yield corporate market have relatively few global operations.

On a more cautious note, the general reduction of yields on below-investment-grade debt over the past year suggests that the market may now be fairly valued and that price appreciation may be less of a contributor to performance going forward. In the convertible market, the burgeoning popularity of these securities has meant that many of the new issues we've seen have been priced too high in our opinion, forcing us to focus our sights on the secondary market. In the coming months, we intend to remain diligent on credit selection, seeking overlooked issues and undervalued situations that offer the potential for income and some price appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 2/28/98
                                            Merrill Lynch   First Boston
                                   Market  All Convertible   High-Yield
                          NAV      price        Index          Index
-----------------------------------------------------------------------
 6 months                4.20%     13.59%        7.82%         6.21%
-----------------------------------------------------------------------
 1 year                 12.96      19.21        21.70         12.48
-----------------------------------------------------------------------
 5 years                81.64      80.79        88.32         71.21
 Annual average         12.68      12.57        13.50         11.36
-----------------------------------------------------------------------
 10 years              252.09     291.35       249.54        201.95
 Annual average         13.41      14.62        13.33         11.69
-----------------------------------------------------------------------
 Life of fund
 (since 7/9/87)        238.21     252.35          --         227.38
 Annual average         12.13      12.57          --          11.76
-----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98
-----------------------------------------------------------------------
 Distributions
-----------------------------------------------------------------------
 Number                                  6
-----------------------------------------------------------------------
 Income                               $0.426
-----------------------------------------------------------------------
 Capital gains
-----------------------------------------------------------------------
 Long-term                             0.214
-----------------------------------------------------------------------
 Short-term                            0.169
-----------------------------------------------------------------------
   Total                              $0.809
-----------------------------------------------------------------------
 Share value:                           NAV         Market price
-----------------------------------------------------------------------
 8/31/97                             $10.35           $10.562
-----------------------------------------------------------------------
 2/28/98                              10.00            11.125
-----------------------------------------------------------------------
 Current return (end of period):        NAV         Market price
-----------------------------------------------------------------------
 Current dividend rate1                8.52%             7.66%
-----------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
                              NAV          Market
                                           price
-----------------------------------------------------------------------
 6 months                     3.64%        11.64%
-----------------------------------------------------------------------
 1 year                      16.14         21.37
-----------------------------------------------------------------------
 5 years                     80.70         79.62
 Annual average              12.56         12.43
-----------------------------------------------------------------------
 10 years                   254.68        282.78
 Annual average              13.50         14.37
-----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's(registered trademark) and Moody's. The average quality of bonds included in the index may be lower than the average quality of the bonds in which the fund customarily invests.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
February 28, 1998 (Unaudited)


CONVERTIBLE BONDS AND NOTES (51.3%) *
PRINCIPAL AMOUNT                                                                                      VALUE

Aerospace and Defense (0.7%)
------------------------------------------------------------------------------------------------------------
$     1,000,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                  $    1,000,000

Automotive (3.4%)
------------------------------------------------------------------------------------------------------------
      2,800,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                    1,876,000
      3,000,000  Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                        2,700,000
                                                                                              --------------
                                                                                                   4,576,000

Banks (1.2%)
------------------------------------------------------------------------------------------------------------
      1,395,000  Banamex 144A cv. jr. bonds 11s, 2003 (Bahamas)                                    1,475,195
        108,000  Banco Nationale Mexico 144A cv. company
                   guaranty 7s, 1999 (Bahamas)                                                       106,380
                                                                                              --------------
                                                                                                   1,581,575

Business Equipment and Services (2.2%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                      892,500
      2,380,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                               2,124,150
                                                                                              --------------
                                                                                                   3,016,650

Computer Equipment (1.5%)
------------------------------------------------------------------------------------------------------------
      2,800,000  Maxtor Corp. cv. sub. deb. 5 3/4s, 2012                                           1,960,000

Computer Services (0.9%)
------------------------------------------------------------------------------------------------------------
      1,500,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                          1,230,000

Computer Software (0.9%)
------------------------------------------------------------------------------------------------------------
      1,200,000  Data General Corp. 144A cv. sub. notes 6s, 2004                                   1,251,000

Computers (3.4%)
------------------------------------------------------------------------------------------------------------
        700,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                        721,000
        500,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                            619,375
      3,600,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                       3,240,000
                                                                                              --------------
                                                                                                   4,580,375

Electronic Components (0.9%)
------------------------------------------------------------------------------------------------------------
      1,400,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                1,176,000

Electronics (1.5%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Cirrus Logic Inc. 144A cv. sub. notes 6s, 2003                                      787,500
      1,500,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                             1,235,625
                                                                                              --------------
                                                                                                   2,023,125

Entertainment (1.1%)
------------------------------------------------------------------------------------------------------------
      2,650,000  Rogers Communications cv. deb. 2s, 2005 (Canada)                                  1,533,688

Environmental Control (2.4%)
------------------------------------------------------------------------------------------------------------
      2,150,000  OHM Corp. cv. sub. deb. 8s, 2006                                                  2,112,375
      1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002                                           1,163,500
                                                                                              --------------
                                                                                                   3,275,875

Food (2.1%)
------------------------------------------------------------------------------------------------------------
      2,500,000  Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                        2,375,000
        400,000  Chiquita Brands International, Inc. 144A cv. sub. deb 7s, 2001                      380,000
                                                                                              --------------
                                                                                                   2,755,000

Health Care Services (3.1%)
------------------------------------------------------------------------------------------------------------
      4,000,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                         3,850,000
        300,000  Quantum Health Resources, Inc. cv. sub. deb. 4 3/4s, 2000                           281,250
                                                                                              --------------
                                                                                                   4,131,250

Hospital Management and Medical Services (0.6%)
------------------------------------------------------------------------------------------------------------
      1,000,000  PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                          852,500

Medical Management Services (0.3%)
------------------------------------------------------------------------------------------------------------
        500,000  Continucare Corp. 144A cv. sub. notes 8s, 2002                                      410,000

Office Equipment (1.6%)
------------------------------------------------------------------------------------------------------------
        550,000  U.S. Office Products Co. cv. sub notes 5 1/2s, 2003                                 459,938
      1,897,000  U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                         1,633,791
                                                                                              --------------
                                                                                                   2,093,729

Paper and Forest Products (1.0%)
------------------------------------------------------------------------------------------------------------
        135,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                  124,200
      1,500,000  Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                                  1,260,000
                                                                                              --------------
                                                                                                   1,384,200

Pharmaceuticals (1.6%)
------------------------------------------------------------------------------------------------------------
        400,000  Pharmaceutical Marketing Services, Inc. cv. notes
                   6 1/4s, 2003                                                                      332,000
      2,150,000  Pharmaceutical Marketing Services, Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                    1,849,000
                                                                                              --------------
                                                                                                   2,181,000

Pipelines (0.8%)
------------------------------------------------------------------------------------------------------------
        650,000  SFP Pipeline Holdings, Inc. var. rate exch. deb. 11.16s, 2010 ++                  1,127,750

Publishing (0.7%)
------------------------------------------------------------------------------------------------------------
      2,350,000  Hollinger, Inc. cv. sub. notes Liquid Yield Option Notes (LYON)
                   zero %, 2013                                                                      938,531

REIT's (Real Estate Investment Trust) (1.4%)
------------------------------------------------------------------------------------------------------------
      1,750,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                1,837,500

Restaurants (2.1%)
------------------------------------------------------------------------------------------------------------
     15,000,000  Boston Chicken, Inc. cv. notes (LYON) zero %, 2015                                2,325,000
        750,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                     538,125
                                                                                              --------------
                                                                                                   2,863,125

Retail (4.4%)
------------------------------------------------------------------------------------------------------------
      1,100,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                  874,500
      2,550,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                 2,712,563
      3,050,000  Sunglass Hut Inernational, Inc. 144A cv. sub. notes
                   5 1/4s, 2003                                                                    2,287,500
                                                                                              --------------
                                                                                                   5,874,563

Semiconductors (8.4%)
------------------------------------------------------------------------------------------------------------
      1,500,000  Credence Systems Corp. 144A cv. sub. notes 5 1/4s, 2002                           1,297,500
      3,050,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                    2,764,063
      1,300,000  Lam Research Corp. 144a cv. sub. notes 5s, 2002                                   1,095,250
      2,950,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                   2,876,250
      2,000,000  National Semiconductor 144A cv. deb. 6 1/2s, 2002                                 1,970,000
      1,412,000  Richardson Electronics, Ltd. cv. sr. sub. deb 8 1/4s, 2006                        1,251,385
                                                                                              --------------
                                                                                                  11,254,448

Telecommunications (1.6%)
------------------------------------------------------------------------------------------------------------
        500,000  International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                              603,750
      1,000,000  International Cabletel, Inc. cv. sub. notes 7s, 2008                              1,107,500
        300,000  WinStar Communications, Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    411,000
                                                                                              --------------
                                                                                                   2,122,250

Telephone Services (0.1%)
------------------------------------------------------------------------------------------------------------
        750,000  MIDCOM Communications, Inc. 144A cv. sub.
                   deb. 8 1/4s, 2003                                                                 150,000

Tobacco (1.4%)
------------------------------------------------------------------------------------------------------------
      2,115,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                              1,945,800
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $63,745,323)                                                            $69,125,934

CORPORATE BONDS AND NOTES (32.7%) *
PRINCIPAL AMOUNT                                                                                      VALUE

Advertising (0.3%)
------------------------------------------------------------------------------------------------------------
$       175,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                          $      181,125
         95,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                   102,838
        100,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                              104,250
                                                                                              --------------
                                                                                                     388,213

Aerospace and Defense (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                        51,125
        100,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                                  99,250
         70,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                      69,650
         50,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                               52,250
        100,000  Sequa Corp. med. term notes 10s, 2001                                               104,657
         70,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                             72,275
         70,000  United Defense Industries Inc. 144A sub. notes 8 3/4s, 2007                          71,400
                                                                                              --------------
                                                                                                     520,607

Agriculture (0.3%)
------------------------------------------------------------------------------------------------------------
        388,165  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 [2 DBL. DAGGERS]              419,219

Airlines (0.1%)
------------------------------------------------------------------------------------------------------------
         70,000  Trans World Airlines, Inc. 144A sr. notes 11 1/2s, 2004                              74,025
         80,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                                  80,400
                                                                                              --------------
                                                                                                     154,425

Apparel (0.4%)
------------------------------------------------------------------------------------------------------------
        145,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                        153,700
        275,000  Tultex Corp. company guaranty 9 5/8s, 2007                                          281,531
         70,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                     74,900
                                                                                              --------------
                                                                                                     510,131

Automotive Parts (0.7%)
------------------------------------------------------------------------------------------------------------
        262,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                               291,475
         50,000  Hayes Wheels International, Inc. sr. sub. notes 9 1/8s, 2007                         53,063
        205,000  Lear Corp. sub. notes 9 1/2s, 2006                                                  228,063
         70,000  Motors and Gears Inc. sr. notes Ser. D, 10 3/4s, 2006                                75,600
        350,000  Navistar International Corp. 144A sr. sub. notes 8s, 2008                           351,313
                                                                                              --------------
                                                                                                     999,514

Banks (0.8%)
------------------------------------------------------------------------------------------------------------
         70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                         68,250
        100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                              112,780
        100,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                              110,016
        150,000  Korea Developmental Bank bonds 7 1/8s, 2001 (Korea)                                 140,145
         25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 27,750
         80,000  Ocwen Federal Bank sub. deb. 12s, 2005                                               88,800
         50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                            56,750
         75,000  Provident Capital Trust company guaranty 8.6s, 2026                                  79,470
         45,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                          47,839
         65,000  Sovereign Capital Trust company guaranty 9s, 2027                                    70,771
        145,000  Sumitomo Bank Treasury Co. 144A bonds Ser. A,
                   FRB 9.4s, 2049 (Japan)                                                            148,625
         55,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                       60,501
                                                                                              --------------
                                                                                                   1,011,697

Basic Industrial Products (--%)
------------------------------------------------------------------------------------------------------------
         30,000  Roller Bearing Co. 144A sr.sub.notes 9 5/8s, 2007                                    31,050

Broadcasting (2.0%)
------------------------------------------------------------------------------------------------------------
        100,000  Acme Television/Finance 144A sr. disc. notes
                   stepped-coupon zero % (10 7/8s, 9/30/00), 2004 ++                                  79,750
        100,000  Allbritton Communications Co. 144A sr. sub. notes 8 7/8s,
                   2008                                                                              100,500
         70,000  Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                     70,350
         70,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                  79,800
         50,000  Azteca Holdings 144A sr. notes 11s, 2002                                             52,438
        600,000  Benedek Communications Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/4s, 5/15/01), 2006 ++                                 471,000
        215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                                 159,100
         90,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                     94,500
         75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                   2004                                                                               76,500
         90,220  Citadel Broadcasting Co. sr. notes 10 1/4s, 2007                                     99,242
        250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              206,250
        265,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                                296,800
        280,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                     289,800
        250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                           267,500
        120,000  Jacor Communications, Inc. sr. sub. notes 8s, 2010                                  119,700
        110,000  Radio One Inc. 144A sr. sub. notes stepped-coupon 7s,
                   (12s, 5/15/00), 2004 ++                                                           111,100
         80,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                              80,300
         35,000  TV Azteca S.A. De C.V. sr. notes Ser. B, 10 1/2s, 2007 (Mexico)                      37,450
                                                                                              --------------
                                                                                                   2,692,080

Building Products (0.5%)
------------------------------------------------------------------------------------------------------------
        165,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                        201,300
        150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                164,625
        250,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                            260,625
         50,000  Waxman Industries, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                                  45,750
                                                                                              --------------
                                                                                                     672,300

Building and Construction (0.6%)
------------------------------------------------------------------------------------------------------------
         55,000  American Architectural Products Corp. 144A sr.
                   11 3/4s, 2007                                                                      57,200
         90,000  Atrium Companies Inc. sub. notes 10 1/2s, 2006                                       95,400
         95,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                                 96,900
        150,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                    127,500
         80,000  Presley Cos. sr. notes 12 1/2s, 2001                                                 77,000
        334,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         387,440
                                                                                              --------------
                                                                                                     841,440

Buses (0.2%)
------------------------------------------------------------------------------------------------------------
        355,000  MCII Holding (USA) sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                          324,825

Business Equipment and Services (0.2%)
------------------------------------------------------------------------------------------------------------
         45,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                                45,563
        110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                   113,713
         50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                         53,625
                                                                                              --------------
                                                                                                     212,901

Cable Television (2.7%)
------------------------------------------------------------------------------------------------------------
        660,530  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]               686,951
         75,000  Australias Holdngs PTY Ltd. sr. disc, notes stepped-coupon
                   zero % (15s, 11/01/00), 2002                                                       37,500
        130,000  Century Communications Corp. 144A sr. disc.
                   notes zero %, 2008                                                                 55,250
        215,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                               142,975
        400,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               306,000
        394,561  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]               418,235
        250,000  Fox Kids Worldwide Inc. 144A sr. discount notes
                   stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                                 152,500
        315,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                 311,063
        270,000  FrontierVision Holdings LP sr. disc. notes
                   stepped-coupon zero % (11 7/8s, 9/15/01), 2007 ++                                 207,900
        100,000  Heartland Wireless Communications, Inc. sr. notes 13s, 2003                          28,000
         80,000  Heartland Wireless Communications, Inc. sr. notes Ser. B, 14s, 2004                  30,200
        100,000  International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. A, zero % (12 3/4s, 4/15/00), 2005 ++                                         85,500
        490,000  International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                        392,000
        190,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                       191,663
        210,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               224,700
        270,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                                183,600
        220,000  United International Holdings 144A sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/03), 2008 ++                                 133,375
                                                                                              --------------
                                                                                                   3,587,412

Cellular Communications (1.9%)
------------------------------------------------------------------------------------------------------------
        721,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon zero %
                   (14s, 10/1/02), 2007 ++                                                           369,513
        500,000  Comunicacion Cellular bonds stepped-coupon zero %
                   (13 1/8s, 11/15/00), 2003 (Colombia) ++                                           386,250
        220,000  Interact Systems, Inc. sr. disc. notes stepped-coupon zero %
                   (14s, 8/1/99), 2003 ++                                                             83,600
        490,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                            373,625
        160,000  McCaw International Ltd sr. discount notes
                   stepped-coupon zero % (13s, 4/15/02), 2007 ++                                     105,600
        325,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   250,656
      1,270,000  NEXTEL Communications sr. disc. notes stepped-coupon
                   zero % (10.65s, 9/15/02), 2007 ++                                                 819,150
        340,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.95s, 2/15/03), 2008 ++                                   210,800
                                                                                              --------------
                                                                                                   2,599,194

Chemicals (1.1%)
------------------------------------------------------------------------------------------------------------
        500,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        512,500
        180,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                     186,750
         90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                                  90,900
         50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                          55,625
         50,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                   2007 (Switzerland)                                                                 51,875
        100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                            101,500
         40,000  Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                                 40,000
        100,000  Polymer Group, Inc. 144A sr. sub. notes 9s, 2007                                    102,000
        155,000  Polytama International notes 11 1/4s, 2007 (Netherlands)                             69,750
        105,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                       110,250
         75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                 46,875
                                                                                              --------------
                                                                                                   1,368,025

Computer Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  Axiohm Transactions Solutions 144A sr. sub. notes 9 3/4s, 2007                      255,000

Computer Services (0.3%)
------------------------------------------------------------------------------------------------------------
        240,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                278,400
        105,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                          110,250
                                                                                              --------------
                                                                                                     388,650

Conglomerates (0.2%)
------------------------------------------------------------------------------------------------------------
        300,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                        301,125

Consumer Durable Goods (0.1%)
------------------------------------------------------------------------------------------------------------
         20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (12s, 6/1/02), 2009 ++                                                      12,400
        140,000  Icon Fitness Corp. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 11/15/01), 2006 ++                                            75,600
         50,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                                  53,125
                                                                                              --------------
                                                                                                     141,125
Consumer Non Durables (0.1%)
------------------------------------------------------------------------------------------------------------
         25,000  Amscan Holdings, Inc. 144A sr. sub. notes 9 7/8s, 2007                               26,000
         40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                              42,800
                                                                                              --------------
                                                                                                      68,800

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
        526,000  Coinmach Corp. sr. notes Ser.D, 11 3/4s, 2005                                       585,175

Cosmetics (0.5%)
------------------------------------------------------------------------------------------------------------
        300,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                                 300,000
        525,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                         387,188
                                                                                              --------------
                                                                                                     687,188

Electric Utilities (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                                51,125
        100,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                            96,000
        223,000  First PV Funding deb. 10.15s, 2016                                                  236,059
        209,518  Northeast Utilities System notes Ser. A, 8.58s, 2006                                210,019
                                                                                              --------------
                                                                                                     593,203

Electrical Equipment (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                 108,500

Electronic Components (0.2%)
------------------------------------------------------------------------------------------------------------
         80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                    80,800
         50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                  51,750
        160,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                              159,000
                                                                                              --------------
                                                                                                     291,550

Electronics (0.3%)
------------------------------------------------------------------------------------------------------------
         55,000  Celestica International Ltd. sr. sub. notes 10 1/2s, 2006 (India)                    58,919
        125,000  Details Holdings Corp. 144A sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 11/15/02), 2007 ++                                                79,375
         85,000  Flextronics International Ltd. 144A sr. sub. notes 8 3/4s, 2007                      86,063
         50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                          54,500
         40,000  Therma-Wave Inc. sr. notes Ser. B, 10 5/8s, 2004                                     41,600
         25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                         26,000
                                                                                              --------------
                                                                                                     346,457

Energy-Related (0.2%)
------------------------------------------------------------------------------------------------------------
        350,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                                322,000

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
         95,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                        105,925
        175,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/07), 2007 ++                                    127,750
                                                                                              --------------
                                                                                                     233,675
Financial Services (0.5%)
------------------------------------------------------------------------------------------------------------
        165,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        165,000
        100,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                107,609
        110,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         112,750
         50,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                   (Luxembourg)                                                                       48,250
         45,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                          49,050
         75,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                      74,438
         45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                              44,100
         75,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006                               78,750
         40,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                  41,200
                                                                                              --------------
                                                                                                     721,147

Food and Beverages (0.7%)
------------------------------------------------------------------------------------------------------------
        120,000  Ameriserve Food Co. sr. sub. notes 10 1/8s, 2007                                    129,900
        100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                   103,500
         25,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. C, 9 7/8s, 2007                          26,750
        125,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                            129,375
        200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          220,000
         30,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                                  30,150
        115,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s,
                   2004                                                                              123,625
        100,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                   zero % (12 3/8s, 7/15/02), 2007 ++                                                 68,500
         60,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                                63,900
         20,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                  21,200
                                                                                              --------------
                                                                                                     916,900

Gaming (2.0%)
------------------------------------------------------------------------------------------------------------
        110,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                           119,350
         70,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                         77,525
        200,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B,
                   10 7/8s, 2001                                                                     202,000
        192,786  Elsinore Corp. 144A exch. 1st mtge. 11 1/2s, 2000                                   185,075
        260,000  Fitzgeralds Gaming Corp. 144A company guaranty 12 1/4s,
                   2004                                                                              262,600
        125,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         135,313
        350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      385,000
         60,000  Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004                             61,050
        475,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      488,063
        125,000  Louisiana Casino Cruises Corp. sr. sub. deb. 11 1/2s, 1998                          126,250
         40,000  Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                              41,900
        175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           131,250
        190,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                  195,463
        243,000  Trump Castle notes 11 1/2s, 2000                                                    245,430
                                                                                              --------------
                                                                                                   2,656,269

Health Care (0.8%)
------------------------------------------------------------------------------------------------------------
        200,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                208,500
        125,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                      127,500
         75,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                             71,438
        220,000  Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                                232,100
        305,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                      314,150
        150,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          156,750
                                                                                              --------------
                                                                                                   1,110,438

Health and Fitness (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  IHF Holdings, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                   (15.0s, 11/15/99), 2004 ++                                                        215,000

Insurance (0.2%)
------------------------------------------------------------------------------------------------------------
        200,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                            209,520

Lodging (0.1%)
------------------------------------------------------------------------------------------------------------
        125,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     135,313

Medical Supplies and Devices (0.4%)
------------------------------------------------------------------------------------------------------------
         65,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                            65,650
        140,000  Fresenius Medical Care AG 144A company guaranty 7 7/8s,
                   2008 (Germany)                                                                    139,300
        150,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                             168,750
         20,000  Imagyn Medical Technologies company guaranty 12 1/2s, 2004                           12,000
         25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                   27,250
        125,000  Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s,
                   2000                                                                              124,375
                                                                                              --------------
                                                                                                     537,325

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
         35,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                   36,444
         80,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                   82,400
         85,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                 90,950
        250,000  Ispat Mexicana, S.A. 144A deb. 10 3/8s, 2001 (Mexico)                               258,125
                                                                                              --------------
                                                                                                     467,919

Motion Picture Distribution (0.9%)
------------------------------------------------------------------------------------------------------------
        140,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 146,300
        170,000  Cinemark USA, Inc. notes 9 5/8s, 2008                                               180,200
         45,000  Panavision Inc. 144A sr. disc. notes stepped-coupon
                   zero % (9 5/8s, 2/1/02), 2006 ++                                                   31,500
        850,000  Regal Cinemas, Inc. sr. sub. notes 8 1/2s, 2007                                     867,000
                                                                                              --------------
                                                                                                   1,225,000

Oil and Gas (1.7%)
------------------------------------------------------------------------------------------------------------
         75,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                         79,125
         15,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                          15,375
         80,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                        80,000
         80,000  Dailey International Inc. 144A sr. notes 9 1/2s, 2008                                81,200
         50,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            51,250
         80,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                      80,600
         35,000  Newpark Resources, Inc. 144A sr. sub. notes 8 5/8s, 2007                             35,788
         50,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                  50,000
         60,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                64,500
         60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                              59,700
         50,000  Southwest Royalties, Inc. 144A company guaranty 10 1/2s,
                   2004                                                                               45,000
         40,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                               44,200
      1,150,000  Transamerican Energy 144A sr. disc. notes stepped-coupon
                   zero % (13s, 6/15/99), 2002 ++                                                    966,000
        385,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   390,294
        197,000  TransTexas Gas Corp. sr. sub. notes 13 3/4s, 2001                                   220,640
         80,000  Trico Marine Services, Inc. 144A company guaranty
                   Ser. C, 8 1/2s, 2005                                                               80,500
                                                                                              --------------
                                                                                                   2,344,172

Packaging and Containers (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                                53,000
         80,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                            81,600
        110,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                   117,425
         70,000  Radnor Holdings Corp. 144A sr. notes Ser. B, 10s, 2003                               73,500
         40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                             42,400
        100,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                        106,000
                                                                                              --------------
                                                                                                     473,925

Paging (0.5%)
------------------------------------------------------------------------------------------------------------
        220,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        225,500
        200,000  Metrocall, Inc. 144A sr. sub. notes 9 3/4s, 2007                                    201,500
        170,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                             198,050
         40,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                      35,600
         55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                            54,725
                                                                                              --------------
                                                                                                     715,375

Paper and Forest Products (1.1%)
------------------------------------------------------------------------------------------------------------
        115,000  APP Finance II Mauritius Ltd. bonds 12s, 2049 (Indonesia) ++                         86,825
        100,000  APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                      90,000
        205,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             219,350
        250,000  Indah Kiat Financial Mauritius company guaranty 10s, 2007
                   (Indonesia)                                                                       200,000
        150,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                             119,250
        190,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s, 2004
                   (Indonesia)                                                                       146,300
        330,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                325,050
        150,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                        150,188
        100,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                       108,000
                                                                                              --------------
                                                                                                   1,444,963
Pharmaceuticals (0.1%)
------------------------------------------------------------------------------------------------------------
        115,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                               121,756
         45,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                           46,238
                                                                                              --------------
                                                                                                     167,994

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
        150,000  Affinity Group Holdings sr. notes 11s, 2007                                         162,000
        180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                   184,500
         60,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                         62,850
         40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             43,000
                                                                                              --------------
                                                                                                     452,350

REIT's (0.1%)
------------------------------------------------------------------------------------------------------------
        160,000  HMH Properties, Inc. company guaranty Ser. B, 8 7/8s, 2007
                   (Canada)                                                                          169,200

Railroads (0.2%)
------------------------------------------------------------------------------------------------------------
         80,000  Hermes Europe Railtel sr. notes 11 1/2s, 2007 (Netherlands)                          90,200
         30,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s, 2007
                   (Mexico)                                                                           31,200
        160,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                       105,600
                                                                                              --------------
                                                                                                     227,000

Recreation (--%)
------------------------------------------------------------------------------------------------------------
         40,000  CLN Holdings, Inc. sr. disc. notes zero %, 2001                                      26,000

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 108,750

Retail (1.1%)
------------------------------------------------------------------------------------------------------------
        300,000  Big 5 Corp. sr. notes Ser. B 10 7/8s, 2007                                          303,000
         50,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                    49,500
        100,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                         102,500
        123,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                               136,530
        450,000  K mart Corp. med. term notes 7.85s, 2002                                            455,661
        250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          267,500
         10,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                       10,225
        110,000  Zale Corp. 144A sr. notes 8 1/2s, 2007                                              112,475
                                                                                              --------------
                                                                                                   1,437,391

Satellite Services (0.9%)
------------------------------------------------------------------------------------------------------------
        145,000  Echostar DBS Corp. company guaranty 12 1/2s, 2002                                   160,950
        250,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/8s, 3/15/00), 2004 ++                                 221,250
         95,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                              70,300
        230,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                        261,625
        175,000  Iridium LLC/Capital Corp. company gauranty Ser. A, 13s, 2005                        190,531
         10,000  Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                               10,250
        125,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            141,250
         25,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                          26,375
         85,000  Pratama Datakom Asia BV 144A company guaranty 12 3/4s,
                   2005 (Indonesia)                                                                   45,900
         85,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                   (Mexico)                                                                           86,700
                                                                                              --------------
                                                                                                   1,215,131

Semiconductors (0.2%)
------------------------------------------------------------------------------------------------------------
         58,917  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                     61,421
         67,353  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                70,216
         90,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                       99,900
                                                                                              --------------
                                                                                                     231,537

Shipping (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  International Shipholding Corp. 144A sr. notes 7 3/4s, 2007                          39,400
        150,000  Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                         156,750
                                                                                              --------------
                                                                                                     196,150

Supermarkets (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  Jitney-Jungle Stores company guaranty 10 3/8s, 2007                                 102,250

Steel (0.1%)
------------------------------------------------------------------------------------------------------------
        180,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                 181,800

Telecommunications (2.5%)
------------------------------------------------------------------------------------------------------------
        250,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  198,125
         45,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                      46,800
         65,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                   (United Kingdom)                                                                   70,688
        100,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                       118,500
        250,000  GST Telecommunications, Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 12/15/00), 2005 ++                                201,250
         80,000  Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                              59,200
        180,000  Hyperion Telecommunications , Inc. sr. notes Ser. B, 12 1/4s,
                   2004                                                                              203,400
        890,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                       738,700
        255,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                        187,425
        180,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                      190,350
         65,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                        71,663
         55,000  MetroNet Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                   (Canada) ++                                                                        35,750
         70,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 12/1/01), 2006 (Canada) ++                                    49,000
         40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                   (Poland)                                                                           40,400
         20,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                   zero % (11 1/4s, 11/1/02), 2007 (Poland) ++                                        13,300
         90,000  Nextlink Communications sr. notes 12 1/2s, 2006                                     103,500
        145,000  Qwest Communications International Inc. sr. disc. notes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                  100,413
        270,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 10/15/02), 2007 ++                                                      175,500
        180,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (9.8s, 2/15/03), 2008 ++                                                          109,350
        600,000  WinStar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    492,000
         60,000  WinStar Communications. Inc. 144A sr. sub. notes 15s, 2007                           80,400
         85,000  WinStar Equipment Corp. 144A company guaranty 12 1/2s,
                   2004                                                                               97,750
                                                                                              --------------
                                                                                                   3,383,464

Telephone Services (1.3%)
------------------------------------------------------------------------------------------------------------
         80,000  America Communication Services, Inc. sr. notes 13 3/4s, 2007                         96,800
        140,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                      148,400
        230,000  Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11s, 2/15/03), 2008 ++                                                           135,700
         65,000  Facilicom International 144A sr. notes 10 1/2s, 2008                                 65,163
        140,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                                  142,450
         70,000  Focal Communications Corp. 144A sr. disc. notes
                   stepped-coupon zero % (12 1/8s, 2/15/03), 2008 ++                                  38,500
        105,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                     104,344
        250,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                   (15s, 5/1/02), 2007 (United Kingdom) ++                                           100,000
        110,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                              122,650
        170,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                        128,775
        135,000  MGC Communications, Inc. 144A sr. notes 13s, 2004                                   135,675
        255,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                             290,700
        105,000  RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 3/1/03), 2008 ++                                                 63,919
         70,000  RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                                 69,650
         45,000  Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                   (Colombia)                                                                         42,469
         55,000  Vialog Corp. 144A company guaranty 12 3/4s, 2001                                     56,100
         85,000  Viatel, Inc. sr. disc. notes stepped-coupon zero % (15s, 1/15/00),
                   2005 ++                                                                            73,313
                                                                                              --------------
                                                                                                   1,814,608

Textiles (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          43,600
        160,000  Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                   97,600
                                                                                              --------------
                                                                                                     141,200
Transportation (0.1%)
------------------------------------------------------------------------------------------------------------
         95,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                   11 3/4s, 2005                                                                     105,925

Wireless Communications (0.2%)
------------------------------------------------------------------------------------------------------------
        225,000  International Wireless Communications, Inc. sr. disc. notes
                   zero %, 2001                                                                       72,000
         80,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                              87,400
         50,000  Telesystem International Wireless Inc. 144A sr. disc. notes stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                   (Canada) ++                                                                        30,500
        160,000  Wireless One, Inc. sr. notes 13s, 2003                                               44,800
                                                                                              --------------
                                                                                                     234,700
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $44,742,321)                           $   44,024,197

CONVERTIBLE PREFERRED STOCKS (6.5%) *
NUMBER OF SHARES                                                                                      VALUE

Computer Software (2.2%)
------------------------------------------------------------------------------------------------------------
         50,000  Vanstar Financial Trust Corp. $3.375 cv. cum. pfd.                           $    2,000,000
         23,200  Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                             939,600
                                                                                              --------------
                                                                                                   2,939,600

Gaming (1.1%)
------------------------------------------------------------------------------------------------------------
         30,000  Station Casinos, Inc. $3.50 cv. pfd.                                              1,515,000

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
         42,602  MedPartners, Inc. $6.50 cv. pfd.                                                    609,741

Oil and Gas (--%)
------------------------------------------------------------------------------------------------------------
             25  XCL Ltd $8.075 cv. pfd.                                                               3,250

REIT's (0.8%)
------------------------------------------------------------------------------------------------------------
         44,500  Oasis Residential, Inc. Ser. A, $2.25 cv. pfd.                                    1,143,094

Retail (1.9%)
------------------------------------------------------------------------------------------------------------
         53,000  Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                      2,577,125
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $8,290,735)                         $    8,787,810

PREFERRED STOCKS (3.0%) *
NUMBER OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------
             41  American Communications Services 12.75% cum. pfd. [2 DBL. DAGGERS]           $       48,380
          2,264  AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                          61,128
             26  Anvil Holdings Ser. B, $3.25 pfd. [2 DBL. DAGGERS]                                      624
          2,899  Cablevision Systems Corp. Ser. M, $11.125 dep. shs. cum. pfd. [2 DBL. DAGGERS]      334,110
          4,000  California Federated Bankcorp, Inc. $11.50 pfd.                                     450,000
            638  Capstar Broadcasting Inc. $12.00 pfd.                                                74,008
          3,115  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                        158,086
          1,065  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. [2 DBL. DAGGERS]                    128,865
             90  Dobson Communications 144A 12.25% pfd. [2 DBL. DAGGERS]                              93,150
             32  Echostar Communications, Corp. Ser. B, 12.125% pfd. [2 DBL. DAGGERS]                 35,600
          2,424  El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                    266,640
          4,700  Fitzgeralds Gaming Co. $3.75 cum. pfd.                                              141,000
            130  Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                              139,100
             51  Hyperion Telecommunications Ser. B, 12.875% pfd. [2 DBL. DAGGERS]                    57,758
            155  Intermedia Communication Ser. B, 13.50% pfd. [2 DBL. DAGGERS]                       189,875
            175  IXC Communications, Inc. 144A $12.50 pfd. [2 DBL. DAGGERS]                          210,000
            800  Nebco Evans Holding Co. 144A $11.25 pfd. [2 DBL. DAGGERS]                            80,600
            531  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. [2 DBL. DAGGERS]               615,960
             20  NEXTEL Communications, Inc. 144A Ser. E, 11.125% pfd. [2 DBL. DAGGERS]               20,650
          3,156  Nextlink Communications, Inc. 144A $7.00 pfd.                                       194,094
            173  NTL Inc. 144A Ser. B, $13.00 pfd. [2 DBL. DAGGERS]                                  202,410
          1,722  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                        203,196
            112  Spanish Broadcasting Systems 144A 14.25% cum. pfd. [2 DBL. DAGGERS]                 120,400
          1,010  Von Hoffman Corp. 144A $13.50 pfd.                                                   34,088
            165  Winstar Communications. Inc. 144A $14.25 cum. pfd. [2 DBL. DAGGERS]                 199,650
                                                                                              --------------
                 Total Preferred Stocks (cost $3,601,814)                                     $    4,059,372

UNITS (2.2%) *
NUMBER OF UNITS                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
            250  21st Century Telecom Group 144A units cum. pfd.
                   13.75% 2010 [2 DBL. DAGGERS]                                               $      262,500
            210  Allegiance Telecom Inc. units sr. disc. notes stepped-coupon
                   zero %, (11 3/4s, 2/15/03) 2008 ++                                                118,650
            250  Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/03), 2003 (Australia) ++                                            62,500
             30  Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                       603,000
             90  Club Regina/CS Resort 144A units 13s, 2004                                           92,250
            100  Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                   78,000
             35  Concentric Network Corp. units 12 3/4s, 2007                                         40,250
        105,000  Conecel Holdings 144A units 14s, 2000                                               112,350
            310  Diva Systems Corp. 144A units stepped-coupon zero %
                   (12 5/8s, 3/1/03), 2008 ++                                                        169,725
            210  DTI Holdings Inc. units stepped-coupon zero %
                   (12 1/2s, 3/1/03), 2008 ++                                                        113,925
            210  KMC Telecom Holdings, Inc. units stepped-coupon zero %
                   (12 1/2s, 2/15/03), 2008 ++                                                       119,700
            245  Knology Holdings Inc. units zero % (11 7/8s, 10/15/02), 2007 ++                     137,200
            100  Orbital Imaging Corp. units 11 5/8s, 2005                                           103,250
             90  Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                        48,150
            350  Signature Brands USA Inc. units 13s, 2002                                           378,000
             80  Stone Container Corp. units sr. sub. 12 1/4s, 2002                                   81,700
            135  Transam Refin P/p 144a units sr. sub. notes 16s, 2003                               141,750
            210  XCL Ltd units sr. sec. notes 13 1/2s, 2004                                          273,000
            600  XCL Ltd. units cum. pfd. 9.50%, 2006                                                 78,000
                                                                                              --------------
                 Total Units (cost $3,045,580)                                                $    3,013,900

COMMON STOCKS (1.0%) *
NUMBER OF SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------------
             50  AmeriKing, Inc. +                                                            $        2,500
          8,120  CellNet Data Systems, Inc. +                                                         71,050
          2,586  Crompton & Knowles Corp.                                                             77,903
          1,213  Hedstrom Holdings, Inc. 144A                                                          1,668
          1,885  IFINT Diversified Holdings 144A +                                                    18,850
         14,351  Lady Luck Gaming Corp. +                                                             13,454
          2,167  NEXTEL Communications, Inc. Class A +                                                64,062
             55  Paging Do Brazil Holdings Co., LLC Class B                                                1
            197  PMI Holdings Corp. 144A +                                                            98,500
            144  Premium Holdings (L.P.) 144A +                                                          575
         33,430  PSF Holdings LLC Class A +                                                        1,002,900
          3,750  Specialty Foods Acquisition Corp. +                                                     938
          2,000  Terex Corp. +                                                                        40,000
                                                                                              --------------
                 Total Common Stocks (cost $1,219,813)                                        $    1,392,401

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%) *(cost $249,263)
PRINCIPAL AMOUNT                                                                                      VALUE
------------------------------------------------------------------------------------------------------------
$       460,000  Russia (Government of) deb. principle loans FRB 6.719s, 2020                 $      277,150

WARRANTS (0.2%) * [DAGGER]                                                     EXPIRATION
NUMBER OF WARRANTS                                                             DATE                   VALUE
------------------------------------------------------------------------------------------------------------
         15,000  Becker Gaming Corp. 144A                                      11/15/00                 $150
            721  Cellnet Data Systems, Inc.                                    9/15/07                14,420
            500  Comunicacion Cellular 144A (Colombia)                         11/15/03               35,000
            500  County Seat Holdings, Inc.                                    10/15/98                   10
            195  Diva Systems Corp.                                            5/15/06                51,188
             95  Esat Holdings, Inc. (Ireland)                                 9/9/99                  3,325
            200  Fitzgerald Gaming Co. 144A                                    3/15/99                    20
          2,953  Fitzgeralds Gaming Co.                                        12/19/98                   30
            250  Hyperion Telecommunication                                    4/15/01                15,000
          1,617  Intelcom Group                                                10/15/05               32,340
            220  Interact Systems Inc. 144A                                    8/1/03                     55
            250  Intermedia Communications 144A                                6/1/00                 37,250
            105  International Wireless Communications
                   Holdings 144A                                               8/15/01                 2,940
            175  Iridium World Com 144A                                        7/15/05                31,500
            135  Louisiana Casino Cruises, Inc. 144A                           12/1/98                 6,750
            160  McCaw International Ltd.                                      4/15/07                    48
            135  MGC Communications, Inc. 144A                                 10/1/04                 4,725
            250  NEXTEL Communications, Inc.                                   3/15/06                   405
            255  RSL Communications Ltd. 144A                                  11/15/06               24,735
            105  Spanish Broadcasting Systems 144A                             6/30/99                21,000
             75  Sterling Chemicals Holdings 144A                              8/15/08                 2,138
            520  UIH Australia/Pacific, Inc. 144A                              5/15/06                 6,240
             55  Vialog Corp.                                                  11/15/01                3,300
             21  Wright Medical Technology, Inc. 144A                          6/30/03                 2,053
                                                                                              --------------
                 Total Warrants (cost $201,306)                                               $      294,622

SHORT-TERM INVESTMENTS (1.6%) *(cost $2,181,683)
PRINCIPAL AMOUNT                                                                                      VALUE
------------------------------------------------------------------------------------------------------------
$     2,181,000  Interest in $700,000,000 joint repurchase agreement dated February 27, 1998 with Goldman, Sachs & Co. due
                   March 2, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $2,182,025 for an
                   effective yield of 5.64%                                                   $    2,181,683
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $127,277,838) ***                                    $  133,157,069
------------------------------------------------------------------------------------------------------------

               * Percentages indicated are based on net assets of
                 $134,703,654.

             *** The aggregate identified cost on a tax basis is
                 $127,277,838, resulting in gross unrealized appreciation and depreciation of $13,783,777 and $7,904,546, respectively, or net unrealized appreciation of $5,879,231.

               + Non-income-producing security.

              ++ The interest or dividend rate and date shown
                 parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

                 144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 The rate shown on Floating Rate Bonds (FRB) and
                 Floating Rate Notes (FRN) are the current interest rates shown at February 28, 1998, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
------------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $127,277,838) (Note 1)                     $133,157,069
------------------------------------------------------------------------------------------------------------
Cash                                                                                                 221,604
------------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                          1,972,216
------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                     1,080,179
------------------------------------------------------------------------------------------------------------
Total assets                                                                                     136,431,068

Liabilities
------------------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                                952,645
------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                     453,151
------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                         243,066
------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                            36,667
------------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                          9,869
------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                           1,125
------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                30,891
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  1,727,414
------------------------------------------------------------------------------------------------------------
Net assets                                                                                      $134,703,654

Represented by
------------------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                                        $125,802,022
------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                         878,600
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                              2,143,801
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                         5,879,231
------------------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to capital shares outstanding                        $134,703,654

Computation of net asset value
------------------------------------------------------------------------------------------------------------
Net asset value per share ($134,703,654 divided by 13,466,760 shares)                                 $10.00
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
-----------------------------------------------------------------------------
Interest income:                                                   $6,105,517
-----------------------------------------------------------------------------
Dividends                                                             552,055
-----------------------------------------------------------------------------
Total investment income                                             6,657,572

Expenses:
-----------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      505,447
-----------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        129,407
-----------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                       6,862
-----------------------------------------------------------------------------
Administrative services (Note 2)                                        3,367
-----------------------------------------------------------------------------
Reports to shareholders                                                13,732
-----------------------------------------------------------------------------
Auditing                                                               29,735
-----------------------------------------------------------------------------
Legal                                                                   8,380
-----------------------------------------------------------------------------
Postage                                                                 7,571
-----------------------------------------------------------------------------
Exchange listing fees                                                  12,316
-----------------------------------------------------------------------------
Other                                                                   8,375
-----------------------------------------------------------------------------
Total expenses                                                        725,192
-----------------------------------------------------------------------------
Expense reduction (Note 2)                                            (29,606)
-----------------------------------------------------------------------------
Net expenses                                                          695,586
-----------------------------------------------------------------------------
Net investment income                                               5,961,986
-----------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    3,794,112
-----------------------------------------------------------------------------
Net unrealized depreciation of investments during the period       (3,540,456)
-----------------------------------------------------------------------------
Net gain on investments                                               253,656
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations               $6,215,642
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        February 28          August 31
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $5,961,986        $11,563,231
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          3,794,112          4,981,660
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                (3,540,456)         7,108,660
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      6,215,642         23,653,551
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (5,716,407)       (11,357,565)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                    (5,135,583)          (798,322)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                    940,068          1,038,642
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                  (3,696,280)        12,536,306

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     138,399,934        125,863,628
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $878,600 and $633,021, respectively)                                         $134,703,654       $138,399,934

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                13,377,770         13,272,242
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions                               88,990            105,528
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                      13,466,760         13,377,770
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                    February 28
operating performance         (Unaudited)                                   Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.35            $9.48            $9.49            $9.13            $9.52            $8.49
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .44              .86              .88              .79              .78              .84
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .02              .92             (.04)             .42             (.30)            1.05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .46             1.78              .84             1.21              .48             1.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.85)            (.85)            (.85)            (.87)            (.84)
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                (.38)            (.06)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.81)            (.91)            (.85)            (.85)            (.87)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.00           $10.35            $9.48            $9.49            $9.13            $9.52
------------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                    $11.125          $10.562          $10.125          $10.000           $9.750          $10.000
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market price (%)(a)             13.59 *          14.29            10.63            12.60             6.84            23.78
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $134,704         $138,400         $125,864         $124,911         $118,988         $123,285
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .53 *           1.03             1.06             1.00             1.04             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.35 *           8.80             9.19             8.73             8.23             9.39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             30.77 *          58.88            56.82            61.19            52.10            71.63
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended
    August 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (See Note 2).




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly- owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to- maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55%, thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $29,606 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $560 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $40,394,539 and $44,183,084, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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